Restatement of Prior Period Financial Statements (Details) - Schedule of revision on the company’s financial statements - Archimedes Tech Spac Partners Co [Member] - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Mar. 15, 2022
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant Liabilities
Total Liabilities				591,387
Common stock subject to possible redemption	$ 128,744,590			116,095,120
Common stock	459			465
Additional paid-in capital	$ 5,084,297			5,004,068
Total Stockholder’s Equity				5,000,003
Unaudited Statement of Operations for the three months ended March 31, 2021
Basic and diluted weighted average shares outstanding, common stock subject to redemption (in Shares)	2,059,408
Basic and diluted weighted average shares outstanding, common stock (in Shares)	3,856,614
Basic and diluted net income (loss) per share, common stock subject to redemption (in Dollars per share)	$ 0	$ 0.46	$ 0.31
Basic and diluted net income (loss) per share, common stock not subject to redemption (in Dollars per share)	$ (0.02)	$ (1)	$ (0.87)
Unaudited Statement of Changes in Stockholders’ Equity for the three months ended March 31, 2021
Issuance of representative shares – Additional Paid-in-Capital	$ 3,458	$ 3,458	$ 3,458
Issuance of representative shares – Stockholders’ Equity (Deficit)	3,500	3,500	3,500
Offering costs charged to the Stockholders’ equity	(428,847)	(428,847)	(428,847)
Reclassification of offering costs related to public shares		2,886,166	2,886,166
Accretion of common stock to redemption value		(11,472,253)	(11,472,253)
Unaudited Statement of Cash Flows for the three months ended March 31, 2021
Initial value of common stock subject to possible redemption (in Shares)	115,841,700
Change in value of common stock subject to possible redemption	$ 12,902,890
Reclassification of offering costs related to public shares		(2,886,166)	(2,886,166)
Accretion of common stock to redemption value		$ 11,472,253	$ 11,472,253
Accretion of common stock to redemption value (interest earned on trust account)
Adjustments [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant Liabilities				253,413
Total Liabilities				254,413
Common stock subject to possible redemption	4,255,935			3,904,880
Common stock	(43)			(39)
Additional paid-in capital	$ (4,255,892)			(4,158,254)
Total Stockholder’s Equity				(4,158,293)
Unaudited Statement of Operations for the three months ended March 31, 2021
Basic and diluted weighted average shares outstanding, common stock subject to redemption (in Shares)	247,259
Basic and diluted weighted average shares outstanding, common stock (in Shares)	(514,481)
Basic and diluted net income (loss) per share, common stock subject to redemption (in Dollars per share)	$ 3.41	$ 0.08	$ 0.06
Basic and diluted net income (loss) per share, common stock not subject to redemption (in Dollars per share)	$ (2.36)	$ (0.17)	$ (0.14)
Unaudited Statement of Changes in Stockholders’ Equity for the three months ended March 31, 2021
Issuance of representative shares – Additional Paid-in-Capital	$ 2,020,963	$ 2,020,963	$ 2,020,963
Issuance of representative shares – Stockholders’ Equity (Deficit)	2,020,963	2,020,963	2,020,963
Offering costs charged to the Stockholders’ equity	(2,020,963)	(2,020,963)	(2,020,963)
Reclassification of offering costs related to public shares	4,779,936	1,893,770	1,893,770
Accretion of common stock to redemption value	$ (13,366,023)	(1,893,770)	(1,893,770)
Unaudited Statement of Cash Flows for the three months ended March 31, 2021
Initial value of common stock subject to possible redemption (in Shares)	8,572,213
Change in value of common stock subject to possible redemption	$ (12,902,365)
Reclassification of offering costs related to public shares	(4,779,936)	(1,893,770)	(1,893,770)
Accretion of common stock to redemption value	13,366,023	$ 1,893,770	$ 1,893,770
Accretion of common stock to redemption value (interest earned on trust account)	525
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant Liabilities				253,413
Total Liabilities				844,800
Common stock subject to possible redemption	133,000,525			120,000,000
Common stock	416			426
Additional paid-in capital	$ 828,405			845,814
Total Stockholder’s Equity				$ 841,710
Unaudited Statement of Operations for the three months ended March 31, 2021
Basic and diluted weighted average shares outstanding, common stock subject to redemption (in Shares)	2,306,667
Basic and diluted weighted average shares outstanding, common stock (in Shares)	3,342,133
Basic and diluted net income (loss) per share, common stock subject to redemption (in Dollars per share)	$ 3.41	$ 0.54	$ 0.37
Basic and diluted net income (loss) per share, common stock not subject to redemption (in Dollars per share)	$ (2.38)	$ (1.17)	$ (1.01)
Unaudited Statement of Changes in Stockholders’ Equity for the three months ended March 31, 2021
Issuance of representative shares – Additional Paid-in-Capital	$ 2,024,421	$ 2,024,421	$ 2,024,421
Issuance of representative shares – Stockholders’ Equity (Deficit)	2,024,463	2,024,463	2,024,463
Offering costs charged to the Stockholders’ equity	(2,449,810)	(2,449,810)	(2,449,810)
Reclassification of offering costs related to public shares	4,779,936	4,779,936	4,779,936
Accretion of common stock to redemption value	$ (13,366,023)	(13,366,023)	(13,366,023)
Unaudited Statement of Cash Flows for the three months ended March 31, 2021
Initial value of common stock subject to possible redemption (in Shares)	124,413,913
Change in value of common stock subject to possible redemption
Reclassification of offering costs related to public shares	(4,779,936)	(4,779,936)	(4,779,936)
Accretion of common stock to redemption value	13,366,023	$ 13,366,023	$ 13,366,023
Accretion of common stock to redemption value (interest earned on trust account)	$ 525